Label	Element	Value
Service Shares Prospectus | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | General New York Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	April 2, 2024 BNY MELLON FAMILY OF FUNDS (Money Market Funds, other than Treasury Only and Government Only Funds) Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	General New York Municipal Money Market Fund
Service Shares Prospectus | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | General New York Municipal Money Market Fund | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund may impose a discretionary liquidity fee upon the sale of your fund shares if such a fee is determined to be in the best interests of the fund during periods of market stress. Any such fee may not exceed 2% of the value of the shares redeemed and would be applied primarily to mitigate the broader effects of preemptive "runs" and otherwise to manage potential dilution of remaining shareholders' interests in the fund. Such fee would be applied to all shares redeemed and would remain in effect until it is determined that imposing the fee is no longer in the best interests of the fund.
Service Shares Prospectus | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | General New York Municipal Money Market Fund | Liquidity fee risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity fee risk. The fund may impose a discretionary liquidity fee upon the redemption of fund shares if such a fee is determined to be in the best interests of the fund. If a discretionary liquidity fee is imposed by the fund, it would reduce the amount a redeeming shareholder would receive upon the sale of fund shares during the period the fee is in effect. If the fund imposes a discretionary liquidity fee, it is possible that it may return the fee to shareholders in the form of a distribution at a later time.